PRUDENTIAL INVESTMENT PORTFOLIOS 9

Prudential Absolute Return Bond Fund

Supplement dated December 19, 2013 to the
Prospectus, Summary Prospectus, and Statement of Additional Information dated February 15, 2013

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David Bessey, who currently serves as a co-Portfolio Manager for the Fund, will no longer serve as a co-Portfolio Manager effective on or about December 27, 2013. Michael J. Collins, CFA, Robert Tipp, CFA, and Richard Piccirillo continue to serve as co-Portfolio Managers.

LR562